Prepaid Expenses	12 Months Ended
Dec. 31, 2023
One Energy Enterprises Inc [Member]
Prepaid Expenses [Line Items]
PREPAID EXPENSES
4.	PREPAID EXPENSES
Prepaid expenses consist primarily of insurance policies, service, maintenance and warranty agreements on the wind turbines, and brokerage fees related to future REC transactions. The Company’s insurance policies will be used within the next twelve months, except for a portion of a ten-year
wind insurance policy purchased in 2016 for a Project Company. The policy expires in November 2026. During the year ended December 31, 2023, the Company incurred and paid for expenses that were directly attributable and incremental to the SPAC merger transaction. These prepaid SPAC transaction costs qualify for deferral and include listing fees as well as specific legal and accounting costs. See Note 17,
Subsequent Events,
for further details on the SPAC merger transaction.
As of December 31, 2023, and 2022, the noncurrent prepaid expense balance presented on the consolidated balance sheet is attributable to the noncurrent portion of the wind insurance policy and brokerage fees.
As of December 31, 2023
,
and 2022, prepaid expenses, consisted of the following (in whole dollars):

	December 31,
	2023	2022
Insurance policies	$123,957	$117,177
Service, maintenance, and warranty agreements	159,233	227,529
Prepaid SPAC transaction costs	1,977,424	—
Other	48,945	50,748

Total current	$2,309,559	$395,454

Insurance policies	$32,418	$49,331
Brokerage fees	38,514	21,648

Total non-current	$70,932	$70,979